Financial Instruments and Risk Management	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Financial Instruments and Risk Management

21. Financial Instruments and Risk Management

The Company is exposed, through its operations, to the following financial risks:

a)	Market risk
b)	Credit risk
c)	Liquidity risk

The Company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies, and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these Financial Statements.

There have been no substantive changes in the Company’s exposure to financial instrument risks, its objectives, polices and processes for managing those risks or the methods used to measure them from previous reported periods unless otherwise stated in the note. The overall objective of management is to set policies that seek to reduce risk as far as possible without unduly affecting the Company’s competitiveness and flexibility. Further details regarding these policies are set out below.

a)	Market risk

Market risk is the risk of loss that may arise from changes in market factors such as foreign currency exchange, interest rates and equity price risk.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

21. Financial Instruments and Risk Management (continued)

Foreign currency risk:

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company and its subsidiaries are exposed to currency risk as it has transactions denominated in currencies that are different from their functional currencies. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

As at June 30, 2023, the Company’s significant foreign exchange currency exposure on its financial instruments, expressed in USD was as follows:

If the CAD strengthened or weakened against the USD by 10% the exchange rate fluctuation would impact net loss by $71,388 at June 30, 2023 (December 31, 2022 - $30,435).

Interest rate risk:

Interest rate risk is the risk that future cash flows will fluctuate because of changes in market interest rates. The interest earned on cash is insignificant and the Company does not rely on interest income to fund its operations. The Company does not have significant debt facilities and is therefore not exposed to interest rate risk.

Other price risk:

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company does not hold equity investments in other entities and therefore is not exposed to a significant risk.

b)	Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations.

The Company is subject to credit risk on its cash, amounts receivable which consists primarily of trade receivables and GST receivable and notes and amounts receivable for equity issued. The Company limits its exposure to credit loss on cash by placing its cash with a high-quality financial institution. Exposure to credit loss notes and amounts receivable for equity issued is limited by entering into these types of transactions with related parties and entities that are well known to the Company.

The Company only has two customers. The Company mitigates credit risk by evaluating the creditworthiness of customers prior to conducting business with them and monitoring its exposure for credit losses with existing customers. One of the customers is the largest oil refinery in Turkey. The other customer provides letters of credit to be used by the Company in the event of default. As at March 31, 2023, all of the Company’s trade receivables are current (< 30 days outstanding).

The Company’s maximum credit exposure is $3,799,115 (December 31, 2022 - $5,263,886).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

21. Financial Instruments and Risk Management (continued)

c)	Liquidity risk

Liquidity risk arises from the Company’s general and capital financing needs. The Company continuously monitors and reviews both actual and forecasted cash flows, and also matches the maturity profile of financial assets and liabilities, when feasible. The Company anticipates increases in revenue in future periods resulting from the completion of an additional well subsequent to the period end. Historically, the Company’s sources of funding has been through equity and debt financings. The Company’s access to financing is uncertain. There can be no assurance of continued access to significant debt or equity funding.

The table below summarizes the maturity profile of the Company’s contractual cashflows.

As at June 30, 2023	Less than 1 year	1 - 2 years		Later than 2 years	Total
Accounts payable and accrued liabilities	$18,432,797	$		$-	$18,432,797
Loans payable	121,445		-	-	121,445
Lease liability	28,275		170,832	147,084	346,191
RSU obligation	71,046			-	71,046
Convertible debt	-		15,000,000	-	15,000,000
Total liabilities	$18,653,563		$15,170,832	$147,084	$33,971,479

As at December 31, 2022	Less than 1 year	1 - 2 years	Later than 2 years	Total
Accounts payable and accrued liabilities	$10,600,080	$-	$-	$10,600,080
Loans payable	145,866	20,689	-	166,555
Lease liability	4,807	4,807	-	9,614
RSU obligation	295,747	-	-	295,747
Derivative liability	-	4,827	-	4,827
Total liabilities	$11,046,500	$30,323	$-	$11,076,823